Commitments and contingencies: - Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Research and development commitments	$ 184,744	$ 15,153
2023
Commitments and contingencies
Research and development commitments	67,748
2024
Commitments and contingencies
Research and development commitments	55,203
2025
Commitments and contingencies
Research and development commitments	42,867
2026
Commitments and contingencies
Research and development commitments	$ 18,926